Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	$ 11,125	$ 39,391
Change in insurance contract liabilities	10,719	36,982
Increase in insurance contract liabilities	9,868	37,876
Contract liabilities in gross claims and benefits	$ 1,257	$ 1,515